Installment Payment Receivables, Net -Summary of Installment payment receivables consisted of the following (Detail) - Interest Income [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current portion of installment payment receivables	¥ 2,590,645	¥ 1,929,463
Non-current portion of installment payment receivables	4,504,348	3,102,488
Allowance for doubtful accounts	(87,821)	(122,401)
Installment payment receivables - net	¥ 7,007,172	¥ 4,909,550